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                                  FORM N-SAR
                                 ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

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
Report for fiscal year ending: 12/31/10     (b)

Is this a transition report? (Y or N):                                               N

Is this an amendment to a previous filing? (Y or N):
                                                                                     N
1. A) Registrant Name:                     American Family Variable Account II
   B) File Number:                         811-10121
   C) Telephone Number:                    (608) 242-4100, ext 30365

2. A) Street:                              6000 American Parkway
   B) City:                                Madison
   C) State:                               WI
   D) Zip Code:                            53783     Zip Ext.: 0001
   E) Foreign Country:                               Foreign Postal Code:

3. Is this the first filing on this form by the Registrant? (Y or N)                 N

4. Is this the last filing on this form by the Registrant? (Y or N)                  N

5. Is Registrant a small business investment company (SBIC)? (Y or N)                N

6. Is Registrant a unit investment trust (UIT)?(Y or N)                              Y
   [If answer is "Y" (Yes) complete only items 111 through 132.]

UNIT INVESTMENT TRUSTS

111. A) Depositor Name (if any):           American Family Life Insurance Company
     B) File Number:
     C) City: Madison                      State: WI Zip Code: 53783 Zip Ext: 0001
        Foreign Country:                   Foreign Postal Code:

112. A) Sponsor Name (if any):
     B) File Number:
     C) City:                              State:    Zip Code:       Zip Ext:
        Foreign Country:                   Foreign Postal Code:

113. A) Trustee Name (if any):
     B) City:                              State:    Zip Code:       Zip Ext:
     C) Foreign Country:                   Foreign Postal Code:

114. A) Principal Underwriter (if any): American Family Securities, LLC
     B) File Number: 8-52899
     C) City: Madison                      State: WI Zip Code: 53783 Zip Ext: 0001
        Foreign Country:                   Foreign Postal Code:

115. A) Independent Public Accountant (if any): PricewaterhouseCoopers, LLP
     B) City: Chicago                      State: IL Zip Code: 60606 Zip Ext:
        Foreign Country:                   Foreign Postal Code:

116. Family of investment companies information:

     A) Is Registrant part of a family of investment companies? (Y or N)             N
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     B)Identify the family in 10 letters: (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only).

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117. A)       Is Registrant a separate account of an insurance company
              (Y or N) If answer is "Y" (Yes), are any of the following
              types of contracts funded by the Registrant?                 Y

   b)       Variable annuity contracts? (Y/N)                              Y

   c)       Scheduled premium variable life contracts? (Y/N)               N

   d)       Flexible premium variable life contracts? (Y/N)                N

   e)       Other types of insurance products registered under the
            Securities Act of 1933? (Y/N)                                  N

118.        State the number of series existing at the end of the
            period that had securities registered under the Securities
            Act of 1933.                                                   1

119.        State the number of new series for which registration
            statements under the Securities Act of 1933 became
            effective during the period.                                   0

120.        State the total value of the portfolio securities on the
            date of deposit for the new series included in item 119
            ($000's omitted)                                              $0

121.        State the number of series for which a current prospectus
            was in existence at the end of the period                      1

122.        State the number of existing series for which additional
            units were registered under the Securities Act of 1933
            during the current period.                                     0

123.        State the total value of the additional units considered in
            answering item 122 ($000,s omitted)                           $0

124.        State the total value of units of prior series that were
            placed in the portfolios of a subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)
            ($000's omitted)                                              $0

125. State the total amount of sales loads collected (before re-allowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series
            of Registrant (000,s omitted)                                 $0

126.        Of the amount shown in Item 125, state the total dollar
            amount of sales loads collected from secondary market
            operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
            portfolio of a subsequent series.) ($000's omitted)           $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (Based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

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
                                                                  Total Income
                                          Number of  Total Assets Distributions
                                           Series      ($000's       ($000's
                                          Investing    omitted)     Omitted)
                                          ---------  ------------ -------------
 A. U.S. Treasury direct issue
                                           -------     --------      ------

 B. U.S. Government agency
                                           -------     --------      ------

 C. State and municipal tax-free
                                           -------     --------      ------

 D. Public utility debt
                                           -------     --------      ------

 E. Brokers or dealers debt or debt of
    brokers' or dealers parent
                                           -------     --------      ------

 F. All other corporate intermed. & long
    term debt
                                           -------     --------      ------

 G. All other corporate short-term debt
                                           -------     --------      ------

 H. Equity securities of brokers or
    dealers or parents of brokers or
    dealers
                                           -------     --------      ------

 I. Investment company equity securities
                                           -------     --------      ------

 J. All other equity securities                  1     $167,572      $2,135

 K. Other securities
                                           -------     --------      ------

 L. Total assets of all series of
    Registrant                                   1     $167,572      $2,135
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
128. Is the timely payment of principal and interest on any of the portfolio securities held by any of the Registrant's series at the end of the current period insured or guaranteed by an entity
     other than the issuer? (Y or N)                                        N

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end
     of the current period? (Y or N)                                        N

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129
     derived from insurance or guarantees? (Y or N)                         N

131. Total expenses incurred by all series of Registrant during the
     current reporting period ($000,s omitted)                         $1,786

132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:
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             811- ____      811-____     811-____     811-____

This report is signed on behalf of the Registrant in the City of Madison, and State of Wisconsin, on the 14/th/ day of February, 2011.

American Family Variable Account II (Registrant)
By: American Family Life Insurance Company (Depositor)

/s/ Jack C. Salzwedel                           /s/ Margie Frosch
------------------------------------            ------------------------------
    Jack C. Salzwedel                               Margie Frosch
    President and C.O.O.                            Executive Admin Assistant
    By David C. Holman his Attorney-in-Fact
    Pursuant to Power of Attorney